Principal Accounting Policies (Details) - Schedule of Percentage of the Group’s accounts receivable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer accounts receivable	$ 128,437
Customer accounts receivable Percentage	29.80%
Customer B [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer accounts receivable	$ 128,154
Customer accounts receivable Percentage	29.70%
Customer C [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer accounts receivable	$ 87,401
Customer accounts receivable Percentage	20.30%